Scudder New York Tax Free Fund
                        Scudder California Tax Free Fund
                        Scudder Small Company Value Fund

   Supplement to each currently effective Statement of Additional Information containing Class AARP

The following information supplements the disclosure in the "Additional Information about Opening an Account" section of each fund's Statement of Additional Information:

         Class AARP shares of the above-listed funds will not be available to new investors after October 30, 2000.



October 30, 2000